Summary of Significant Accounting Policies (Details) - Schedule of earnings per share, basic and diluted (Parentheticals) - $ / shares	3 Months Ended		6 Months Ended		10 Months Ended	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2022
Common Class A [Member]
Summary of Significant Accounting Policies (Details) - Schedule of earnings per share, basic and diluted (Parentheticals) [Line Items]
Diluted weighted average common stock outstanding	6,759,436	11,557,500	9,145,214	11,557,500	2,726,188	11,557,500
Diluted net income per common stock	$ (0.06)	$ 0.06	$ 0.01	$ 0.15	$ (0.34)	$ 0.27
Common Class B [Member]
Summary of Significant Accounting Policies (Details) - Schedule of earnings per share, basic and diluted (Parentheticals) [Line Items]
Diluted weighted average common stock outstanding	2,875,000	2,875,000	2,875,000	2,875,000	2,875,000	2,875,000
Diluted net income per common stock	$ (0.06)	$ 0.06	$ 0.01	$ 0.15	$ (0.34)	$ 0.27